Financial Instruments and Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
5. Financial Instruments and Fair Value Measurements
Our assets that are required to be measured at fair value on a recurring basis consist of money market funds classified as cash and cash equivalents on our condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025.
Our liabilities that are required to be measured at fair value on a recurring basis consist of a derivative liability pursuant to a loan and security agreement (the “K2HV Loan Agreement”) with K2 HealthVentures LLC (“K2HV”) (see Note 7, Term Loan) on our condensed consolidated balance sheet as of December 31, 2025. We do not have any liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2026.
The carrying amounts reflected in the condensed consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets measured at fair value on a recurring basis as of June 30, 2026 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$21,489	$—	$—	$21,489
Total assets	$21,489	$—	$—	$21,489

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$56,548	$—	$—	$56,548
Total assets	$56,548	$—	$—	$56,548

Liabilities:
Derivative liability	$—	$—	$759	$759
Total liabilities	$—	$—	$759	$759

There were no changes in valuation techniques used during the three or six months ended June 30, 2026.
Derivative Liability
In May 2024, we entered into the K2HV Loan Agreement, as further described in Note 7, which provided up to $60.0 million principal in term loans. Pursuant to the terms of the K2HV Loan Agreement, the lenders thereto could elect, prior to the full repayment of the term loans, to convert up to $5.0 million of the outstanding principal of the term loans into shares of our common stock at a conversion price of the lesser of $6.3182 per share (the “Fixed Price Conversion”) and the lowest effective price per share of our first equity financing following the closing of the K2HV Loan Agreement (the “Variable Price Conversion”), subject to customary adjustments and 9.99% and 19.99% beneficial ownership limitations. The Fixed Price Conversion and Variable Price Conversion within the K2HV Loan Agreement were required to be bifurcated as a single compound embedded derivative carried at fair value, with subsequent changes in fair value recognized in the condensed consolidated statements of operations.
In May 2026, we repaid all amounts owed under K2HV Loan Agreement, as described in Note 7. Upon repayment of the outstanding principal of the term loan, the lenders’ ability to exercise the conversion option expired.
The following table reconciles the change in fair value of the derivative liability based on Level 3 inputs:

	Six Months Ended June 30,
	2026	2025
	(in thousands)
Balance at beginning of period	$759	$2,829
Change in fair value	(707)	(190)
Extinguishment of note payable	(52)	—
Balance at end of period	$—	$2,639

The change in fair value of the derivative liability is included in other income, net in the accompanying condensed consolidated statements of operations. We recognized nominal gains related to change in fair value of the derivative liability during the three months ended June 30, 2026 and 2025. We recognized gains of $0.7 million and $0.2 million related to change in fair value of the derivative liability during the six months ended June 30, 2026 and 2025, respectively. The fair value of the derivative liability immediately prior to repayment of the amounts owed under K2HV Loan Agreement was written off and is included in the loss on extinguishment of note payable in the accompanying condensed consolidated statement of operations in the amount of $0.1 million for the three and six months ended June 30, 2026.
The fair value of the derivative liability in the term loan was estimated using the Monte Carlo and the Black-Scholes models, each weighted based on the probable outcomes of various scenarios. A summary of the weighted-average significant unobservable inputs (Level 3 inputs) used in measuring the derivative liability in the term loan as of December 31, 2025 is as follows:

Stock price	$0.63
Volatility	105.0%
Risk-free rate (continuous)	3.5%
Expected term (in years)	0.25
Dividend yield (continuous)	—%

5. Financial Instruments and Fair Value Measurements
Our assets that are required to be measured at fair value on a recurring basis consist of money market funds, classified as cash, cash equivalents and restricted cash and cash equivalents on our consolidated balance sheets as of December 31, 2025 and 2024.
Our liabilities that are required to be measured at fair value on a recurring basis consist of a derivative liability pursuant to a loan and security agreement (the “K2HV Loan Agreement”) with K2 HealthVentures LLC (“K2HV”) (see Note 8, Term Loan) on our consolidated balance sheet as of December 31, 2025 and 2024.
The carrying amounts reflected in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$56,548	$—	$—	$56,548
Total assets	$56,548	$—	$—	$56,548
Liabilities:
Derivative liability	$—	$—	$759	$759
Total liabilities	$—	$—	$759	$759

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Money market funds	$105,526	$—	$—	$105,526
Total assets	$105,526	$—	$—	$105,526
Liabilities:
Derivative liability	$—	$—	$2,829	$2,829
Total liabilities	$—	$—	$2,829	$2,829

There were no changes in valuation techniques during the year ended December 31, 2025.
Derivative Liability
In May 2024, we entered into the K2HV Loan Agreement, as further described in Note 8, which provides up to $60.0 million principal in term loans. Pursuant to the terms of the K2HV Loan Agreement, the lenders thereto may elect, prior to the full repayment of the term loans, to convert up to $5.0 million of the outstanding principal of the term loans into shares of our common stock at a conversion price of the lesser of $6.3182 per share (the “Fixed Price Conversion”) and the lowest effective price per share of our first equity financing following the closing of the K2HV Loan Agreement (the “Variable Price Conversion”), subject to customary adjustments and 9.99% and 19.99% beneficial ownership limitations. The Fixed Price Conversion and Variable Price Conversion within the K2HV Loan Agreement are required to be bifurcated as a single compound embedded derivative carried at fair value, with subsequent changes in fair value recognized in the consolidated statements of operations.
The following table reconciles the change in fair value of the derivative liability based on Level 3 inputs:

	Year Ended December 31,
	2025	2024
	(in thousands)
Balance at beginning of period	$2,829	$—
Fair value of derivative liability at issuance of term loan	—	4,450
Change in fair value	(2,070)	(1,621)
Balance at end of period	$759	$2,829

The change in fair value of the derivative liability is included in other income, net in the accompanying consolidated statements of operations. We recognized gains of $2.1 million and $1.6 million related to change in fair value of the derivative liability during the years ended December 31, 2025 and 2024, respectively.
The fair value of the derivative liability in the term loan was estimated using the Monte Carlo model. A summary of the weighted-average significant unobservable inputs (Level 3 inputs) used in measuring the derivative liability in the term loan is as follows:

	December 31,
	2025	2024
Stock Price	$0.63	$1.48
Volatility	105.0%	103.0%
Risk-free rate (continuous)	3.5%	4.2%
Expected term (in years)	0.25	0.58
Dividend yield (continuous)	—%	—%